UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04636
                                                    ---------------------

                                 THE GALAXY FUND
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                     One Logan Square, 18th & Cherry Streets
                           PHILADELPHIA, PA 19103-6996
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                            Glen P. Martin, President
                       c/o Columbia Management Group, Inc.
                              One Financial Center
                                BOSTON, MA 02111
     ----------------------------------------------------------------------

        Registrant's telephone number, including area code: 866-840-5469
                                                          -------------------
                      Date of fiscal year end: MAY 31, 2004
                                              -----------------------
                    Date of reporting period: AUGUST 31, 2004
                                            -------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004  (UNAUDITED)




 PAR VALUE                                             VALUE
 --------                                              ------

COMMERCIAL PAPER - 23.71%

               FINANCE  - 23.71%

$ 26,775,000   Ciesco, LLC
               1.38%, 09/02/04 (A)(C)             $  26,773,974
  34,748,000   Falcon Asset Securitization Corp.
               1.51%, 09/14/04 (A)(C)                34,729,053
  50,000,000   Grampian Funding, Ltd.
               1.40%, 09/08/04 (A)(C)                49,986,389
  50,000,000   Jupiter Securitization Corp.
               1.53%, 09/17/04 (A)(C)                49,966,000
  50,000,000   Lloyds TSB Bank Plc
               1.17%, 10/13/04 (A)                   49,932,333
  50,000,000   Preferred Receivables Funding
               Corp.
               1.53%, 09/15/04 (A)(C)                49,970,250
  30,000,000   Provena Health Services
               1.50%, 09/01/04 (A)                   30,000,000
  25,000,000   Societe Generale, N.A.
               1.11%, 09/15/04 (A)                   24,989,305
  50,000,000   Variable Funding Capital Corp.
               2.33%, 09/16/04 (A)(C)                49,968,333
  18,373,000   Windmill Funding Corp.
               1.58%, 10/04/04 (A)(C)                18,346,390
                                                 ---------------
                                                    384,662,027
                                                 ---------------
               TOTAL COMMERCIAL PAPER               384,662,027
                                                 ---------------
               (Cost $384,662,027)

CORPORATE NOTES AND BONDS - 20.26%

  50,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               1.58%, 09/05/05 (B)                   50,000,000
  10,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               1.63%, 09/20/05 (B)(E)                10,000,000
  23,100,000   American Honda Finance Corp., MTN
               1.55%, 12/09/04 (B)(E)                23,111,572
  60,000,000   General Electric Capital Corp.
               MTN, Extendible
               1.68%, 09/16/05 (B)                   60,004,667
  25,000,000   Goldman Sachs Group, Inc.
               MTN, Extendible
               1.67%, 09/13/05 (B)(E)(F)             25,024,475
   2,000,000   Gulf Gate Apartments
               Series 2003
               1.65%, 09/01/28 (B)
               LOC: Wells Fargo Bank, N.A.            2,000,000
  15,000,000   HBOS Treasury Services Plc
               Series 1, MTN
               1.69%, 07/29/05 (B)(E)                15,012,256


 PAR VALUE                                             VALUE
 --------                                              ------
$ 20,000,000   HBOS Treasury Services Plc
               MTN, Extendible
               1.48%, 09/02/05 (B)(E)             $  20,000,000
  15,000,000   MBIA Global Funding LLC, MTN
               1.52%, 02/07/05 (B)(E)                15,000,000
  20,000,000   MBIA Global Funding LLC, MTN
               1.61%, 07/29/05 (B)(E)                20,000,000
  40,000,000   Morgan Stanley
               Series EXL, Extendible
               1.64%, 09/27/05 (B)                   40,000,000
  15,000,000   Royal Bank of Canada
               Series 1, MTN, Extendible
               1.55%, 09/09/05 (B)                   15,000,000
   8,445,000   Wachovia Corp.
               6.95%, 11/01/04                        8,522,770
  25,000,000   Wells Fargo & Co.
               Extendible
               1.57%, 09/15/05 (B)                   25,000,000
                                                 ---------------
               TOTAL CORPORATE NOTES AND BONDS      328,675,740
                                                 ---------------
               (Cost $328,675,740)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.59%

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 7.09%

   5,000,000   3.25%, 11/15/04                        5,018,304
  35,000,000   1.37%, 09/09/05 (B)                   35,000,000
  50,000,000   1.54%, 10/07/05 (B)                   50,000,000
  25,000,000   1.67%, 11/07/05 (B)                   25,000,000
                                                 ---------------
                                                    115,018,304
                                                 ---------------

               FEDERAL HOME LOAN BANK  - 6.69%

  10,000,000   1.50%, 03/01/05                       10,000,000
   6,500,000   1.40%, 04/04/05                        6,500,000
  20,000,000   1.45%, 04/04/05                       20,000,000
  19,000,000   1.35%, 04/15/05                       19,000,000
  15,000,000   1.54%, 04/19/05, Series 437 (B)       14,997,177
  20,000,000   1.54%, 04/25/05, Series 438 (B)       19,994,797
   8,000,000   1.30%, 04/27/05                        7,997,425
  10,000,000   1.35%, 04/29/05                       10,000,000
                                                 ---------------
                                                    108,489,399
                                                 ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 4.81%

  10,000,000   1.08%, 09/10/04 (A)                    9,997,325
  40,000,000   1.49%, 03/23/05 (B)                   39,995,528
  18,000,000   1.55%, 05/04/05                       18,000,000
  10,000,000   1.75%, 05/23/05                       10,000,000
                                                 ---------------
                                                     77,992,853
                                                 ---------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                          301,500,556
                                                 ---------------
               (Cost $301,500,556)

GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

CERTIFICATES OF DEPOSIT - 17.45%

$ 30,000,000   Barclays Bank Plc, Yankee
               1.53%, 09/24/04                    $  30,000,000
  23,000,000   Barclays Bank Plc, Yankee
               1.54%, 05/25/05 (B)                   22,994,876
  60,000,000   Canadian Imperial Bank of
               Commerce N.Y., Series 1
               Yankee, Extendible
               1.65%, 09/15/05 (B)                   60,000,000
  50,000,000   Deutsche Bank AG, Yankee
               1.41%, 09/08/04                       50,000,097
  20,000,000   First Tennessee Bank
               1.55%, 10/04/04                       19,998,875
  25,000,000   Societe Generale, Yankee
               1.41%, 09/06/04                       24,999,923
  50,000,000   UBS AG, Yankee
               1.15%, 10/15/04                       49,972,186
  25,000,000   Wells Fargo Bank, N.A.
               1.53%, 09/23/04                       25,000,000
                                                 ---------------
               TOTAL CERTIFICATES OF DEPOSIT        282,965,957
                                                 ---------------
               (Cost $282,965,957)

MUNICIPAL SECURITIES - 15.56%

               ARKANSAS  - 0.19%

   3,000,000   Union County
               IDR, Del-Tin Fiber L.I.C. Project
               1.63%, 10/01/27 (D)
               LOC: Bank One, N.A.                    3,000,000
                                                 ---------------

               CALIFORNIA  - 1.74%

  28,250,000   San Francisco City & County
               Redevelopment Agency
               Multi-Family Revenue
               Series D
               1.57%, 06/15/34 (D)
               Insured: FNMA                         28,250,000
                                                 ---------------

               GEORGIA  - 0.87%

  14,025,000   De Kalb County Development
               Authority
               Emory University, Series B, GO
               1.57%, 11/01/25 (D)                   14,025,000
                                                 ---------------

               LOUISIANA  - 2.18%

  35,400,000   New Orleans, Pension Revenue, N.A.
               1.57%, 09/01/30 (D)
               LOC: AMBAC
               SPA: Bank One, N.A.                   35,400,000
                                                 ---------------

 PAR VALUE                                             VALUE
 --------                                              ------

               MAINE  - 1.54%

$ 25,000,000   Portland, Pension Bonds, GO
               1.57%, 06/01/26 (D)
               SPA: Landesbank Hessen-Thuringen
               GZ                                 $  25,000,000
                                                 ---------------

               MARYLAND  - 1.76%

  22,110,000   Baltimore Community
               Development Financing Corp.
               1.59%, 08/15/30 (D)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.              22,110,000
   6,485,000   Maryland State
               Health & Higher Education
               Authority
               Charlestown Project, Series B
               1.60%, 01/01/28 (D)
               LOC: Wachovia Bank, N.A.               6,485,000
                                                 ---------------
                                                     28,595,000
                                                 ---------------

               MINNESOTA  - 1.23%

   5,000,000   Charles K. Blandin Foundation
               Series B
               1.62%, 05/01/19 (D)
               LOC: Wells Fargo Bank, N.A.            5,000,000
  15,000,000   St. Paul Housing & Redevelopment
               Authority
               Land Assembly Revenue
               Housing 5000 Project
               1.65%, 01/01/24 (D)
               LOC: U.S. Bank, N.A.                  15,000,000
                                                 ---------------
                                                     20,000,000
                                                 ---------------

               NEW HAMPSHIRE  - 0.62%

  10,000,000   New Hampshire State Business
               Finance Authority
               Student Guaranteed
               Series B
               1.69%, 11/01/20 (D)
               SPA: Bank of New York                 10,000,000
                                                 ---------------

               NEW JERSEY  - 2.96%

  48,000,000   New Jersey EDA
               State Pension Funding Revenue
               1.62%, 02/15/29 (D)
               Insured: FSA
               SPA: Dexia Credit Local de France     48,000,000
                                                 ---------------

GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               NEW YORK  - 2.47%

$ 40,100,000   New York
               Series A-9, GO
               1.57%, 11/01/23 (D)
               Insured: FGIC
               SPA: FGIC SPI                      $  40,100,000
                                                 ---------------
               TOTAL MUNICIPAL SECURITIES           252,370,000
                                                 ---------------
               (Cost $252,370,000)

REPURCHASE AGREEMENTS - 4.43%

  21,826,000   Repurchase Agreement with:
               Citigroup
               1.61%, Due 09/01/2004
               dated 08/31/2004
               Repurchase Price $21,826,978
               (Collateralized by Corporate
               Bonds & Asset-Backed Securities,
               2.16% - 8.88%
               Due 05/15/2005 - 01/25/2035;
               Total Par $21,807,254
               Market Value $22,917,300)             21,826,000
  50,000,000   Repurchase Agreement with:
               Credit Suisse First Boston
               1.61%, Due 09/01/2004
               dated 08/31/2004
               Repurchase Price $50,002,240
               (Collateralized by Corporate
               Bonds, 2.65% - 9.25%
               Due 09/15/2004 - 07/15/2048;
               Total Par $50,211,485
               Market Value $52,500,385)             50,000,000
                                                 ---------------
               TOTAL REPURCHASE AGREEMENTS           71,826,000
                                                 ---------------
               (Cost $71,826,000)

TOTAL INVESTMENTS - 100.00%                       1,622,000,280
                                                 ---------------
(Cost $1,622,000,280)*

NET OTHER ASSETS AND LIABILITIES - 0.00%                 60,067
                                                 ---------------
NET ASSETS - 100.00%                             $1,622,060,347
                                                 ===============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in effect
               as of August 31, 2004.
(C)            Securities exempt from registration under section
               4(2) of the Securities Act of 1933, as amended.
               These securities may only be resold in exempt
               transactions to qualified buyers. Private resales
               of these securities to qualified institutional
               buyers are also exempt from registration pursuant
               to Rule 144A under the Securities Act of 1933, as
               amended. Restricted securities are valued at
               amortized cost, which approximates fair market
               value, in accordance with Rule 2a-7 under the
               Investment Act of 1940. As of August 31, 2004,
               these securities amounted to $279,740,389 or
               17.25% of net assets. These securities are deemed
               to be liquid.
(D)            Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31, 2004.
(E)            Securities exempt from registration pursuant to
               Rule 144A under the Securities Act of 1933, as
               amended. These securities may only be resold to
               qualified institutional buyers in transactions
               exempt from registration. Restricted securities
               are valued at amortized cost, which approximates
               fair market value, in accordance with Rule 2a-7
               under the Investment Company Act of 1940. As of
               August 31, 2004, these securities amounted to
               $128,148,303 or 7.90% of net assets. These
               securities are deemed to be liquid.
(F)            Illiquid securities generally cannot be sold or
               disposed of in the ordinary course of business
               (within seven days) at approximately the value at
               which the Fund has valued the investment.
               Illiquid securities are valued at amortized cost,
               which approximates the fair market value, in
               accordance with Rule 2a-7 under the Investment
               Company Act of 1940, as amended. As of August 31,
               2004, this security amounted to $25,024,475 or
               1.54% of net assets.
AMBAC          American Municipal Bond Assurance Corp.
EDA            Economic Development Authority
FGIC           Financial Guaranty Insurance Co.
FGIC SPI       FGIC Securities Purchase, Inc.
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance Inc.
GO             General Obligation
IDR            Industrial Development Revenue
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
MTN            Medium Term Note
SPA            Stand-by Purchase Agreement

--------------------------------------------------------------------------------
GALAXY GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                             VALUE
 --------                                              ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.93%

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 25.65%

$ 20,000,000   1.40%, 09/08/04 (A)               $   19,994,556
  30,000,000   1.50%, 09/10/04 (B)                   29,999,646
  30,000,000   3.50%, 09/15/04                       30,025,270
  10,000,000   1.49%, 09/17/04 (A)                    9,993,378
  35,000,000   1.64%, 02/18/05 (B)                   34,995,868
  15,000,000   1.49%, 03/23/05 (B)                   14,998,323
   7,000,000   1.55%, 05/04/05                        7,000,000
   6,000,000   1.60%, 05/13/05                        6,000,000
   5,000,000   1.75%, 05/23/05                        5,000,000
  15,000,000   1.51%, 10/21/05 (B)                   14,988,839
                                                 ---------------
                                                    172,995,880
                                                 ---------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 14.39%

  10,900,000   1.44%, 09/21/04 (A)                   10,891,280
  15,217,000   1.46%, 09/28/04 (A)                   15,200,337
   5,000,000   3.25%, 11/15/04                        5,018,304
  10,000,000   1.85%, 02/25/05 (A)                    9,910,025
  16,000,000   1.37%, 09/09/05 (B)                   16,000,427
  25,000,000   1.54%, 10/07/05 (B)                   25,006,471
  15,000,000   1.67%, 11/07/05 (B)                   15,000,000
                                                 ---------------
                                                     97,026,844
                                                 ---------------

               FEDERAL HOME LOAN BANK  - 8.89%

   6,000,000   1.50%, 03/01/05                        6,000,000
  22,000,000   1.55%, 04/07/05 (B)                   22,000,000
   5,000,000   1.54%, 04/19/05, Series 437 (B)        4,999,059
   7,000,000   1.54%, 04/25/05, Series 438 (B)        6,998,179
  20,000,000   1.53%, 07/15/05 (B)                   19,993,888
                                                 ---------------
                                                     59,991,126
                                                 ---------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                          330,013,850
                                                 ---------------
               (Cost $330,013,850)

REPURCHASE AGREEMENTS - 51.01%

  44,074,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               1.59%, Due 09/01/2004
               dated 08/31/2004
               Repurchase Price $44,075,947
               (Collateralized by U.S. Government
               Agency Obligations, 4.50%
               Due 05/01/2019;
               Total Par $46,067,974
               Market Value $45,396,458)             44,074,000

 PAR VALUE                                             VALUE
 --------                                              ------

REPURCHASE AGREEMENTS (CONTINUED)

$150,000,000   Repurchase Agreement with:
               JPMorgan Chase & Co.
               1.59%, Due 09/01/2004
               dated 08/31/2004
               Repurchase Price $150,006,625
               (Collateralized by U.S. Government
               Agency Obligations, 5.00% - 9.50%
               Due 09/03/2004 - 08/01/2034;
               Total Par $149,156,169
               Market Value $153,001,528)        $  150,000,000
 150,000,000   Repurchase Agreement with:
               UBS Financial Services
               1.58%, Due 09/01/2004
               dated 08/31/2004
               Repurchase Price $150,006,583
               (Collateralized by U.S. Government
               Agency Obligations, 1.45% - 8.05%
               Due 01/15/2005 - 12/12/2023;
               Total Par $152,503,500
               Market Value $153,002,070)           150,000,000
                                                 ---------------
               TOTAL REPURCHASE AGREEMENTS          344,074,000
                                                 ---------------
               (Cost $344,074,000)

   SHARES
  -------

INVESTMENT COMPANY - 0.02%

     156,627   Dreyfus Government Cash
               Management Fund
               1.29% (C)                                156,627
                                                 ---------------
               TOTAL INVESTMENT COMPANY                 156,627
                                                 ---------------
               (Cost $156,627)

TOTAL INVESTMENTS - 99.96%                          674,244,477
                                                 ---------------
(Cost $674,244,477)*

NET OTHER ASSETS AND LIABILITIES - 0.04%                276,928
                                                 ---------------
NET ASSETS - 100.00%                             $  674,521,405
                                                 ===============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in effect as of August 31, 2004.
(C)            Reflects seven-day yield as of August 31, 2004.

GALAXY U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004  (UNAUDITED)


 PAR VALUE                                                VALUE
 --------                                                ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 100.09%

               U.S. TREASURY BILLS  - 81.67%

$ 10,000,000   1.00%, 09/02/04 (A)               $    9,999,723
 100,000,000   1.31%, 09/02/04 (A)                   99,996,361
 250,000,000   1.37%, 09/09/04 (A)                  249,923,886
  50,000,000   0.98%, 09/16/04 (A)                   49,979,583
  49,321,000   1.31%, 09/16/04 (A)                   49,294,182
  50,000,000   1.35%, 09/23/04 (A)                   49,958,903
  50,000,000   1.10%, 10/14/04 (A)                   49,934,903
  30,000,000   1.44%, 11/18/04 (A)                   29,906,725
                                                 ---------------
                                                    588,994,266
                                                 ---------------

               FEDERAL HOME LOAN BANK  - 15.64%

  73,921,000   1.44%, 09/01/04 (A)                   73,921,000
   3,901,000   1.49%, 09/15/04 (A)                    3,898,740
  10,000,000   1.50%, 03/01/05                       10,000,000
  25,000,000   1.53%, 07/15/05 (B)                   24,992,360
                                                 ---------------
                                                    112,812,100
                                                 ---------------

               U.S. TREASURY NOTES  - 2.78%

  10,000,000   1.88%, 09/30/04                       10,004,686
  10,000,000   2.13%, 10/31/04                       10,015,262
                                                 ---------------
                                                     20,019,948
                                                 ---------------

               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS                          721,826,314
                                                 ---------------
               (Cost $721,826,314)

TOTAL INVESTMENTS - 100.09%                         721,826,314
                                                 ---------------
(Cost $721,826,314)*

NET OTHER ASSETS AND LIABILITIES - (0.09)%             (647,547)
                                                 ---------------
NET ASSETS - 100.00%                             $  721,178,767
                                                 ===============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of August 31, 2004.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004  (UNAUDITED)




 PAR VALUE                                              VALUE
 --------                                               ------

MUNICIPAL SECURITIES - 99.09%

               ALABAMA  - 0.61%

$  7,250,000   Huntsville-Redstone Village
               Special Care Facilities Financing
               Authority
               Series D
               1.34%, 12/01/06 (A)
               LOC: LaSalle Bank, N.A.           $    7,250,000
                                                 ---------------

               ALASKA  - 3.34%

   2,670,000   Alaska Municipal Bond Bank
               Authority
               Series 2085, GO
               1.36%, 02/15/12 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                               2,670,000
  25,000,000   North Slope Borough, Series A, GO
               1.36%, 06/30/10 (A)
               Insured: MBIA
               SPA: Dexia Credit Local de France     25,000,000
  11,800,000   Valdez Marine Terminal Revenue
               Exxon Mobil Pipeline Co. Project
               Series C
               1.27%, 12/01/33 (A)                   11,800,000
                                                 ---------------
                                                     39,470,000
                                                 ---------------

               ARIZONA  - 3.26%

  16,650,000   Pima County, IDA
               Senior Living Facilities
               La Posada, Series A
               1.33%, 05/01/32 (A)
               LOC: LaSalle Bank, N.A.               16,650,000
  19,000,000   Pima County, IDA
               Tucson Electric-Irvington
               Series A
               1.31%, 10/01/22 (A)
               LOC: Toronto-Dominion Bank            19,000,000
   2,900,000   Tempe, IDA
               Centers for Habilitation
               1.42%, 12/01/21 (A)
               LOC: Wells Fargo Bank, N.A.            2,900,000
                                                 ---------------
                                                     38,550,000
                                                 ---------------

               ARKANSAS  - 0.85%

  10,000,000   Arkansas State Development
               Finance Authority
               Environmental Facilities Revenue
               Teris LLC Project, AMT
               1.40%, 03/01/21 (A)
               LOC: Wachovia Bank, N.A.              10,000,000
                                                 ---------------

 PAR VALUE                                              VALUE
 --------                                               ------

               CALIFORNIA  - 1.03%

 $12,180,000   California State
               Department of Water Resources
               Power Supply Revenue
               Series B-3
               1.31%, 05/01/22 (A)
               LOC: Bank of New York              $  12,180,000
                                                 ---------------

               COLORADO  - 4.20%

   6,995,000   Castle Pines
               North Metropolitan District, GO
               1.41%, 12/01/28 (A)
               LOC: U.S. Bank, N.A.                   6,995,000
   8,360,000   Colorado Department of
               Transportation
               (Roaring Fork Municipal Products
               LLC
               Series 2004-3, Class A)
               1.40%, 12/15/16 (A)(B)
               Insured: FGIC
               SPA: Bank of New York                  8,360,000
   1,900,000   Colorado Educational & Cultural
               Facilities Authority Revenue
               Regis Jesuit High School Project
               1.32%, 12/01/33 (A)
               LOC: Wells Fargo Bank, N.A.            1,900,000
   4,210,000   Colorado Health Facilities
               Authority
               Golden West Manor Project
               Series A
               1.37%, 07/01/32 (A)
               LOC: U.S. Bank, N.A.                   4,210,000
   4,000,000   Colorado Springs
               The Colorado College Project
               1.35%, 06/01/24 (A)                    4,000,000
   5,000,000   Colorado, HFA
               Single Family Mortgage
               Class I-C-4, AMT
               1.18%, 11/01/04                        5,000,000
  13,000,000   Colorado, HFA
               Single Family Mortgage
               Class I-C-5
               1.13%, 11/01/04                       13,000,000
   3,250,000   Lafayette Improvement District
               Special Assessment Revenue
               Special Improvement No. 02-01
               1.35%, 12/01/22 (A)
               LOC: Wells Fargo Bank, N.A.            3,250,000
   3,000,000   Moffat County, PCR
               Colorado Ute Electric
               1.50%, 07/01/10 (A)
               Insured: AMBAC
               SPA: Societe Generale                  3,000,000
                                                 ---------------
                                                     49,715,000
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------


               FLORIDA  - 0.56%

$  3,045,000   Brevard County Revenue
               Holy Trinity Episcopal
               1.38%, 10/01/19 (A)
               LOC: Wachovia Bank, N.A.           $   3,045,000
   3,560,000   Orange County, IDA
               Lake Highland Preparation School
               1.38%, 10/01/18 (A)
               LOC: Wachovia Bank, N.A.               3,560,000
                                                 ---------------
                                                      6,605,000
                                                 ---------------

               GEORGIA  - 8.52%

   6,800,000   Athens-Clarke County, Unified
               Government Development
               Authority, UGA Real Estate
               Foundation Project
               1.33%, 04/01/31 (A)
               LOC: SunTrust Bank, N.A.               6,800,000
   4,240,000   Atlanta AIrport Revenue
               MERLOTS, Series C-14, AMT
               1.45%, 01/01/18 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.               4,240,000
  12,500,000   Atlanta Airport Revenue
               Series B-2
               1.35%, 01/01/30 (A)
               Insured: MBIA
               SPA: JPMorgan Chase Bank              12,500,000
   6,100,000   Atlanta Urban Residential Finance
               Authority Multi-Family Housing
               Revenue Auburn Glenn
               Apartments, Series A, AMT
               1.40%, 12/01/37 (A)
               LOC: Wachovia Bank, N.A.               6,100,000
   5,000,000   Atlanta Urban Residential Finance
               Authority Multi-Family
               Housing Revenue Northside
               Plaza Project, AMT 1.40%,
               11/01/27 (A) LOC:
               Wachovia Bank, N.A.                    5,000,000
   2,200,000   Bibb County Development Authority
               First Presbyterian Day School
               1.33%, 05/01/19 (A)(B)
               LOC: SunTrust Bank, N.A.               2,200,000
  10,000,000   Clayton County Development
               Authority
               Special Facilities Revenue
               Delta Airlines, Series C, AMT
               1.41%, 05/01/35 (A)
               LOC: General Electric Capital
               Corp.                                 10,000,000
   4,300,000   Clayton County Development
               Authority, IDR
               Wilson Holdings, Inc. Project, AMT
               1.46%, 11/01/13 (A)
               LOC: SunTrust Bank, N.A.               4,300,000

 PAR VALUE                                              VALUE
 --------                                               ------

               GEORGIA (CONTINUED)

$ 13,600,000   Cobb County Development
               Authority, IDR
               Institute of Nuclear Power
               Operations
               1.33%, 02/01/13 (A)
               LOC: SunTrust Bank, N.A.           $  13,600,000
   7,700,000   Cobb County Housing Authority
               Multi-Family Housing Revenue
               Walton Reserve Apartments
               Project, AMT
               1.41%, 10/01/35 (A)
               LOC: SunTrust Bank, N.A.               7,700,000
   4,700,000   Fayette County Hospital Authority
               Revenue Anticipation Certificates
               Fayette Community Hospital Project
               1.33%, 06/01/26 (A)
               LOC: SunTrust Bank, N.A.               4,700,000
   5,000,000   Fulton County Development
               Authority
               Lovett School Project
               1.33%, 05/01/27 (A)
               LOC: SunTrust Bank, N.A.               5,000,000
   6,400,000   Fulton County Development
               Authority Woodward Academy,
               Inc. Project
               1.33%, 12/01/27 (A)
               LOC: SunTrust Bank, N.A.               6,400,000
   6,375,000   Gainesville & Hall County
               Exempt Facilities Revenue
               Squirrel Creek Basin, AMT
               1.40%, 07/01/32 (A)
               LOC: Wachovia Bank, N.A.               6,375,000
   5,900,000   Georgia State Ports Authority
               Colonels Island Terminal, AMT
               1.41%, 10/01/23 (A)
               LOC: SunTrust Bank, N.A.               5,900,000
                                                 ---------------
                                                    100,815,000
                                                 ---------------

               HAWAII  - 0.42%

   4,995,000   Honolulu City & County
               Series 876, GO
               1.36%, 03/01/11 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                               4,995,000
                                                 ---------------

               IDAHO  - 0.60%

   2,625,000   Custer County, PCR
               Amoco Co. Project
               Standard Oil Industry
               0.90%, 10/01/09 (A)                    2,625,000
   4,535,000   Eagle, IDC
               Camille Beckman Corp.Project, AMT
               1.57%, 09/01/21 (A)
               LOC: Wells Fargo Bank, N.A.            4,535,000
                                                 ---------------
                                                      7,160,000
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               ILLINOIS  - 13.84%

 $ 6,850,000   Chicago Enterprise Zone
               J & A LLC Project, AMT
               1.45%, 12/01/32 (A)
               LOC: LaSalle Bank, N.A.            $   6,850,000
  10,200,000   Chicago Homestart Program
               Series A
               1.41%, 06/01/05 (A)
               LOC: Harris Trust & Savings Bank
               LOC: Northern Trust Co.
               LOC: Bank One, N.A.                   10,200,000
   5,300,000   Chicago, IDR
               Flying Food Fare Midway Project,
               AMT
               1.40%, 12/01/28 (A)
               LOC: Harris Trust & Savings Bank       5,300,000
   9,800,000   Illinois Development Finance
               Authority
               Bradley University Project
               1.33%, 08/01/32 (A)
               Insured: FGIC
               SPA: National City Bank                9,800,000
   6,750,000   Illinois Development Finance
               Authority  Foundation for
               Safety & Health
               1.35%, 10/01/17 (A)
               LOC: LaSalle Bank, N.A.                6,750,000
   3,675,000   Illinois Development Finance
               Authority
               Oak Park Residence Corp. Project
               1.34%, 07/01/41 (A)
               LOC: LaSalle Bank, N.A.                3,675,000
   5,000,000   Illinois Development Finance
               Authority
               Sinai Community Institute Project
               1.35%, 03/01/22 (A)
               LOC: LaSalle Bank, N.A.                5,000,000
   4,610,000   Illinois Development Finance
               Authority, IDR
               Forty Foot High Realty LLC, AMT
               1.45%, 12/01/27 (A)
               LOC: National City Bank                4,610,000
   3,125,000   Illinois Finance Authority Revenue
               Community Action Partnership
               1.36%, 03/01/39 (A)
               LOC: Citibank, N.A.                    3,125,000
  14,700,000   Illinois Health Facilities
               Authority
               Riverside Health System
               Series B
               1.35%, 11/15/17 (A)
               LOC: LaSalle Bank, N.A.               14,700,000
   3,000,000   Illinois International Port
               District Revenue
               1.34%, 01/01/23 (A)
               LOC: LaSalle Bank, N.A.                3,000,000
   7,105,000   Illinois State Sales Tax Revenue
               Series 445
               1.36%, 12/15/15 (A)(B)
               Insured: FGIC
               SPA: JPMorgan Chase Bank               7,105,000

 PAR VALUE                                              VALUE
 --------                                               ------

               ILLINOIS (CONTINUED)

$ 33,300,000   Illinois State Toll Highway
               Authority Series B
               1.33%, 01/01/17 (A)
               Insured: FSA
               SPA: Landesbank
               Hessen-Thuringen GZ                $  33,300,000
   2,865,000   Illinois State, GO
               Series 2010
               Designated Termination 04/01/08
               1.36%, 04/01/21 (A)(B)
               Insured: FSA
               SPA: Merrill Lynch Capital
               Services                               2,865,000
   2,000,000   Illinois State, GO
               Series 871
               1.36%, 04/01/10 (A)(B)
               Insured: FSA
               SPA: Landesbank Hessen-Thuringen
               GZ                                     2,000,000
   5,300,000   Illinois, EFA
               Beverly Arts Center Chicago
               1.34%, 10/01/28 (A)
               LOC: Fifth Third Bank                  5,300,000
  16,560,000   Illinois, EFA
               Illinois Institute of Technology
               1.30%, 12/01/35 (A)
               LOC: Harris Trust & Savings Bank      16,560,000
   4,900,000   Illinois, EFA
               St. Xavier University Project
               Series A
               1.34%, 10/01/32 (A)
               LOC: LaSalle Bank, N.A.                4,900,000
   7,255,000   Marion Special Service
               Area No. 2, GO
               1.38%, 01/01/22 (A)
               LOC: U.S. Bank, N.A.                   7,255,000
   6,000,000   Niles Educational Facilities
               Notre Dame High School Project
               1.35%, 03/01/31 (A)
               LOC: LaSalle Bank, N.A.                6,000,000
   5,500,000   Northern Cook County, Solid Waste
               Agency Contract
               Second Lien, Series A
               1.33%, 05/01/15 (A)
               LOC: Northern Trust Co.                5,500,000
                                                 ---------------
                                                    163,795,000
                                                 ---------------

               INDIANA  - 5.60%

   2,835,000   Elkhart County
               Hubbard Hill Estates, Inc.
               1.34%, 11/01/21 (A)
               LOC: Fifth Third Bank                  2,835,000
   5,725,000   Fort Wayne, EDR
               St. Anne Home & Retirement
               1.34%, 09/01/23 (A)
               LOC: Fifth Third Bank                  5,725,000

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               INDIANA (CONTINUED)

$  3,200,000   Hartford City Industry, EDR
               Hartford Concrete Products
               Project, AMT
               1.41%, 10/01/16 (A)
               LOC: Fifth Third Bank              $   3,200,000
   3,260,000   Henry County, EDR
               YMCA, Inc.
               1.38%, 02/15/24 (A)
               LOC: U.S. Bank, N.A.                   3,260,000
   5,000,000   Indiana Transport Finance
               Authority
               Highway Revenue
               MERLOTS, Series B-18
               1.40%, 06/01/28 (A)(B)
               Insured: FGIC
               SPA: Wachovia Bank, N.A.               5,000,000
   6,300,000   Sullivan County, PCR
               Hoosiers, Series L-1
               1.09%, 09/03/04                        6,300,000
   3,600,000   Sullivan County, PCR
               Hoosiers, Series L-3
               1.09%, 09/03/04                        3,600,000
   5,300,000   Sullivan County, PCR
               Hoosiers, Series L-3
               1.13%, 09/03/04                        5,300,000
   5,915,000   Sullivan County, PCR
               Hoosiers, Series L-4
               1.09%, 09/03/04                        5,915,000
  14,300,000   Sullivan County, PCR
               Hoosiers, Series L-5
               1.09%, 09/09/04                       14,300,000
  10,800,000   Sullivan County, PCR
               Hoosiers, Series L-6
               1.09%, 09/03/04                       10,800,000
                                                 ---------------
                                                     66,235,000
                                                 ---------------

               IOWA  - 2.22%

   5,925,000   Iowa Finance Authority, IDR
               Ramsgate Corp. Project, AMT
               1.43%, 12/01/22 (A)
               LOC: U.S. Bank, N.A.                   5,925,000
   1,675,000   Iowa Higher Education Loan
               Authority
               Private College Facilities
               American Institute of Business
               Project
               1.42%, 11/01/13 (A)
               LOC: Wells Fargo Bank, N.A.            1,675,000
   1,300,000   Iowa Higher Education Loan
               Authority
               Private College Facilities
               Wartburg Theological Seminary
               Project
               1.40%, 03/01/30 (A)
               LOC: Northern Trust Co.                1,300,000

 PAR VALUE                                              VALUE
 --------                                               ------

               IOWA (CONTINUED)

$  5,600,000   Linn County
               YMCA Greater Cedar Rapids
               1.42%, 12/01/10 (A)
               LOC: Wells Fargo Bank, N.A.        $   5,600,000
   6,675,000   Linn County, IDR
               Highway Equipment Co. Project,
               AMT
               1.38%, 07/01/22 (A)
               LOC: Wells Fargo Bank, N.A.            6,675,000
   5,100,000   Linn County, IDR
               Swiss Valley Farms Co. Project,
               AMT
               1.42%, 05/01/21 (A)
               LOC: Wells Fargo Bank, N.A.            5,100,000
                                                 ---------------
                                                     26,275,000
                                                 ---------------

               KENTUCKY  - 3.31%

  24,425,000   Fort Mitchell, League of Cities
               Funding Trust Lease Program
               Series A
               1.34%, 10/01/32 (A)
               LOC: U.S. Bank, N.A.                  24,425,000
   4,500,000   Kentucky, EDFA
               Health Facilities Revenue
               Baptist Convalescent Center
               1.37%, 12/01/19 (A)
               LOC: Fifth Third Bank                  4,500,000
   8,705,000   Louisville & Jefferson County
               Airport
               (Roaring Fork Municipal Products
               LLC, Series 2003-14), AMT
               1.47%, 07/01/17 (A)(B)
               Insured: FSA
               SPA: Bank of New York                  8,705,000
   1,535,000   Pioneer Village
               Industrial Building Revenue
               Little Flock Baptist
               Series A
               1.34%, 08/01/23 (A)
               LOC: Fifth Third Bank                  1,535,000
                                                 ---------------
                                                     39,165,000
                                                 ---------------

               LOUISIANA  - 1.93%

   4,800,000   East Baton Rouge Parish, PCR
               Exxon Mobil Project
               1.27%, 11/01/19 (A)                    4,800,000
  18,000,000   St. James Parish, PCR
               Texaco Project, Series A
               1.20%, 11/09/04                       18,000,000
                                                 ---------------
                                                     22,800,000
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               MAINE  - 0.87%

$ 10,200,000   Maine, BAN, GO
               3.00%, 06/23/05                   $   10,313,533
                                                 ---------------

               MARYLAND  - 3.82%

  14,435,000   Maryland State
               Community Development
               Administration
               Department of Housing & Community
               Development, Series E, AMT
               Mandatory Tender 12/21/04
               1.25%, 03/01/32                       14,435,000
  16,385,000   Maryland State & Local Facilities
               Loan Third Series, GO
               Pre-Refunded 10/15/04
               6.00%, 10/15/09                       16,804,686
  13,900,000   Maryland State, EDC
               College Park LLC, Series A
               1.34%, 06/01/32 (A)
               LOC: Wachovia Bank, N.A.              13,900,000
                                                 ---------------
                                                     45,139,686
                                                 ---------------

               MASSACHUSETTS  - 0.85%

  10,000,000   Winchester, BAN, GO
               3.00%, 07/01/05                       10,113,542
                                                 ---------------

               MICHIGAN  - 2.53%

   4,000,000   Grand Rapids Public Schools
               School Building & Site, GO
               1.34%, 05/01/23 (A)
               LOC: Fifth Third Bank                  4,000,000
  10,035,000   Michigan Higher Education
               Student Loan Authority
               (Roaring Fork Municipal Products
               LLC Class A, Series 2003-11),
               AMT 1.47%, 03/01/24 (A)(B)
               Insured: AMBAC
               SPA: Bank of New York                 10,035,000
   3,000,000   Michigan Higher Education
               Facilities Authority
               Hope College, Limited Obligation
               1.36%, 04/01/34 (A)
               LOC: Bank One, N.A.                    3,000,000
   5,000,000   Michigan State Building Authority
               MERLOTS, Series B-10
               1.40%, 10/15/29 (A)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.               5,000,000
   1,000,000   Michigan State Strategic Fund
               Limited Obligation Revenue
               RS Development LLC Project, AMT
               1.41%, 08/01/23 (A)
               LOC: Fifth Third Bank                  1,000,000

 PAR VALUE                                              VALUE
 --------                                               ------

               MICHIGAN (CONTINUED)

$  6,870,000   Oakland County, EDC
               Limited Obligation Revenue
               Academy of The Sacred Heart
               1.36%, 12/01/32 (A)
               LOC: Allied Irish Bank Plc        $    6,870,000
                                                 ---------------
                                                     29,905,000
                                                 ---------------

               MINNESOTA  - 0.59%

   2,015,000   Minnesota State, EFA
               Saint Olaf College
               Series 5-H
               1.35%, 10/01/30 (A)
               LOC: Harris Trust & Savings Bank       2,015,000
   4,940,000   Springfield, IDR
               Ochs Brick Co. Project, AMT
               1.47%, 05/01/16 (A)
               LOC:  Wells Fargo Bank, N.A.           4,940,000
                                                 ---------------
                                                      6,955,000
                                                 ---------------

               MISSISSIPPI  - 0.09%

   1,100,000   Jackson County, PCR
               Chevron USA, Inc. Project
               1.35%, 06/01/23 (A)                    1,100,000
                                                 ---------------

               MISSOURI  - 1.04%

   4,440,000   Kansas City, IDA
               Multi-Family Housing Revenue
               Cloverset Apartments Project
               1.33%, 09/15/32 (A)
               Credit Support: FNMA                   4,440,000
   4,610,000   Missouri, HEFA
               Baptist College
               1.40%, 11/15/22 (A)
               LOC: U.S. Bank, N.A.                   4,610,000
   3,200,000   Missouri, HEFA
               Bethesda Health Group, Inc.
               1.40%, 08/01/34 (A)
               LOC: U.S. Bank, N.A.                   3,200,000
                                                 ---------------
                                                     12,250,000
                                                 ---------------

               NEVADA  - 0.85%

  10,000,000   Carson City
               Carson-Tahoe Hospital Project
               Series B
               1.35%, 09/01/33 (A)
               LOC: U.S. Bank, N.A.                  10,000,000
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               NEW HAMPSHIRE  - 0.83%

$  9,800,000   New Hampshire State Business
               Finance Authority
               Valley Regional Hospital
               1.34%, 04/01/28 (A)
               LOC: Bank of New York             $    9,800,000
                                                 ---------------

               NEW MEXICO  - 3.09%

   1,200,000   Farmington, PCR
               Arizona Public Service Co.
               Series B
               1.35%, 09/01/24 (A)
               LOC: Barclays Bank Plc                 1,200,000
  19,835,000   New Mexico Finance Authority
               State Transportation Revenue
               Series 2194
               1.36%, 12/15/11 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                              19,835,000
  15,500,000   New Mexico Finance Authority
               State Transportation Revenue
               Series 435
               1.36%, 12/15/11 (A)(B)
               Insured: MBIA
               SPA: JPMorgan Chase Bank              15,500,000
                                                 ---------------
                                                     36,535,000
                                                 ---------------

               NEW YORK  - 2.11%

  10,500,000   New York City Municipal WFA
               Water & Sewer System Revenue
               Series 2003-C
               1.33%, 06/15/18 (A)
               SPA: Bank of New York                 10,500,000
  14,430,000   New York City Municipal WFA
               Water & Sewer System Revenue
               Series C
               1.32%, 06/15/23 (A)
               Insured: FGIC
               SPA: FGIC SPI                         14,430,000
                                                 ---------------
                                                     24,930,000
                                                 ---------------

               NORTH CAROLINA  - 1.31%

  10,000,000   North Carolina Medical Care
               Commission
               Health Care Facilities Revenue
               Well Spring Retirement Community
               Series C
               1.35%, 01/01/21 (A)
               LOC: Allied Irish Bank Plc            10,000,000

 PAR VALUE                                              VALUE
 --------                                               ------

               NORTH CAROLINA (CONTINUED)

$  5,460,000   North Carolina State
               Series 2115, GO
               1.36%, 03/01/12 (A)(B)
               SPA: Merrill Lynch Capital
               Services                          $    5,460,000
                                                 ---------------
                                                     15,460,000
                                                 ---------------

               OHIO  - 2.22%

  10,000,000   Akron Bath Copley Ohio
               Joint Township Hospital District
               Summa Health System
               Series B
               1.34%, 11/01/34 (A)
               LOC: Bank One, N.A.                   10,000,000
   1,225,000   Indian Hill, EDR
               Cincinnati County Day School
               1.37%, 05/01/19 (A)
               LOC: Fifth Third Bank                  1,225,000
   4,500,000   Ohio State Air Quality
               Development Authority, PCR
               Timken Co.
               1.35%, 06/01/33 (A)
               LOC: KeyBank, N.A.                     4,500,000
   2,500,000   Ohio State, WDA, PCR
               Series 2088
               1.36%, 12/01/11 (A)(B)
               SPA: Merrill Lynch Capital
               Services                               2,500,000
   8,000,000   University of Toledo
               General Receipts Bonds
               1.35%, 06/01/32 (A)
               Insured: FGIC
               SPA: U.S. Bank, N.A.                   8,000,000
                                                 ---------------
                                                     26,225,000
                                                 ---------------

               OKLAHOMA  - 1.17%

   6,300,000   Oklahoma Development Finance
               Authority Hospital Revenue
               Deaconess Health Care
               Series A
               1.46%, 10/01/20 (A)
               LOC: KBC Bank, N.V,                    6,300,000
   7,500,000   Optima Municipal Authority
               Industrial Revenue
               Seaboard Project, AMT
               1.41%, 09/01/23 (A)
               LOC: SunTrust Bank, N.A.               7,500,000
                                                 ---------------
                                                     13,800,000
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               OREGON  - 1.98%

 $ 2,990,000   Oregon State Health Housing
               Educational & Cultural Facilities
               Authority
               Quatama Crossing Housing Project
               1.38%, 01/01/31 (A)
               LOC: U.S. Bank, N.A.               $   2,990,000
  11,500,000   Oregon State Housing & Community
               Services
               Department Mortgage Revenue
               Single Family Mortgage Program
               Series D
               Mandatory Tender 05/05/05
               1.16%, 07/01/24                       11,500,000
   1,100,000   Oregon State, EDR
               Special Newsprint Co. Project
               Series 197, AMT
               1.41%, 12/01/25 (A)
               LOC: Toronto-Dominion Bank             1,100,000
   7,870,000   Port of Portland Airport Revenue
               Portland International Airport
               (Roaring Fork Municipal Products
               LLC Class A, Series 2003-12), AMT
               1.47%, 07/01/15 (A)(B)
               Insured: FGIC
               SPA: Bank of New York                  7,870,000
                                                 ---------------
                                                     23,460,000
                                                 ---------------

               PENNSYLVANIA  - 0.99%

   1,100,000   Allegheny County, IDA
               Residential Rental Development
               Series A, AMT
               1.40%, 07/01/26 (A)
               LOC: Wachovia Bank, N.A.               1,100,000
   5,000,000   Chester County, IDA
               Student Housing Revenue
               University Student Housing LLC
               Project
               1.36%, 08/01/35 (A)
               LOC: Citizens Bank                     5,000,000
   5,625,000   Moon, IDA
               Commercial Development
               One Thorn Run Center Project
               Series A, AMT
               1.45%, 11/01/15 (A)
               LOC: National City Bank                5,625,000
                                                 ---------------
                                                     11,725,000
                                                 ---------------

               SOUTH CAROLINA  - 4.73%

  15,000,000   Piedmont Municipal Power Agency
               Electric Revenue, Series B-4
               1.30%, 01/01/32 (A)
               Insured: FGIC
               SPA: Dexia Credit Local de France     15,000,000

 PAR VALUE                                              VALUE
 --------                                               ------

               SOUTH CAROLINA (CONTINUED)

$ 20,000,000   Richland County School, District
               No. 001
               (ABN AMRO Munitops Certificates
               Trust Series 2003-29), GO
               1.39%, 03/01/11 (A)(B)
               Insured: FSA
               SPA: ABN AMRO Bank N.V.            $  20,000,000
   5,000,000   South Carolina Jobs, EDA, EDR
               Paxar Corp Project, AMT
               1.41%, 05/01/11 (A)
               LOC: Wachovia Bank, N.A.               5,000,000
   5,000,000   South Carolina Jobs, EDA, EDR
               South Atlantic Canners Project, AMT
               1.40%, 12/01/21 (A)
               LOC: Wachovia Bank, N.A.               5,000,000
   5,000,000   South Carolina Jobs, EDA, EDR
               Waste Management South Carolina, AMT
               1.41%, 07/01/24 (A)
               LOC: Wachovia Bank, N.A.
               GTY AGMT: Waste Management I           5,000,000
   6,000,000   South Carolina State Housing
               Finance & Development Authority
               Multi-Family Revenue, Rental
               Housing Spring Grove Project, AMT
               1.41%, 12/01/34 (A)
               LOC: SunTrust Bank, N.A.               6,000,000
                                                 ---------------
                                                     56,000,000
                                                 ---------------

               TENNESSEE  - 1.97%

   3,200,000   Chattanooga, HEFB
               Educational Facilities Revenue
               McCallie School Project
               1.33%, 12/01/23 (A)
               LOC: SunTrust Bank, N.A.               3,200,000
   4,000,000   Greenville, IDB
               Warehouse Services LLC, AMT
               1.46%, 05/01/18 (A)
               LOC: SunTrust Bank, N.A.               4,000,000
   5,900,000   Jefferson City, HEFB
               Carson-Newman, Inc.
               1.33%, 06/01/08 (A)
               LOC: SunTrust Bank, N.A.               5,900,000
  10,200,000   Metropolitan Government
               Nashville & Davidson County, HEFB
               Ensworth School Project
               1.33%, 12/01/27 (A)
               LOC: SunTrust Bank, N.A.              10,200,000
                                                 ---------------
                                                     23,300,000
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               TEXAS  - 6.31%

$  5,425,000   AMES Higher Education Facilities
               Corp. St. Gabriels School
               Project
               1.37%, 12/01/33 (A)
               LOC: Allied Irish Bank Plc         $   5,425,000
   7,300,000   Brazos River Authority, PCR, AMT
               1.40%, 05/01/33 (A)
               LOC: Credit Suisse First Boston        7,300,000
   3,600,000   Brazos River Authority, PCR, AMT
               1.40%, 05/01/33 (A)
               LOC: JPMorgan Chase Bank               3,600,000
  13,500,000   Brownsville Utility System
               Series A
               1.12%, 09/07/04                       13,500,000
     500,000   Brownsville Utility System
               Series A
               1.18%, 09/07/04                          500,000
  11,710,000   Guadalupe-Blanco River Authority
               Texas Contract Revenue
               MERLOTS, Series 2
               1.40%, 04/15/27 (A)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.              11,710,000
   6,100,000   Guadalupe-Blanco River Authority,
               PCR Central Power & Light Co.
               Project
               1.36%, 11/01/15 (A)
               LOC: Barclays Bank Plc                 6,100,000
  12,200,000   Houston Utility System Revenue
               MERLOTS, Series B-17
               1.40%, 05/15/27 (A)(B)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.              12,200,000
   9,335,000   Houston, Series 450
               1.36%, 03/01/12 (A)(B)
               Insured: MBIA
               Credit Support: JPMorgan Chase
               Bank                                   9,335,000
   5,000,000   Kaufman County Fresh
               Water Supply District No. 1-C, GO
               Mandatory Tender 12/01/04
               1.24%, 12/01/33
               LOC: Plainscapital Bank
               LOC: Bank One, N.A.                    5,000,000
                                                 ---------------
                                                     74,670,000
                                                 ---------------

               UTAH  - 1.46%

  12,100,000   Emery County, PCR
               Pacificorp Project
               1.35%, 07/01/15 (A)
               LOC: Bank One, N.A.                   12,100,000
   2,570,000   St. George, IDR
               Bluff Cove Resort LLC Project
               1.41%, 08/01/11 (A)
               LOC: Bank One, N.A.                    2,570,000

 PAR VALUE                                              VALUE
 --------                                               ------

               UTAH (CONTINUED)

$  2,630,000   Weber County Housing Authority
               Multi-Family Revenue
               Cherry Creek Apartment
               1.41%, 11/01/18 (A)
               LOC: Bank One, N.A.               $    2,630,000
                                                 ---------------
                                                     17,300,000
                                                 ---------------

               VERMONT  - 3.10%

   9,135,000   Vermont Educational & Health
               Buildings Financing Agency
               Middlebury College Project
               Series A
               1.10%, 11/01/27 (A)                    9,123,229
  13,270,000   Vermont Educational & Health
               Buildings Financing Agency
               North County Hospital
               Series A
               1.34%, 10/01/32 (A)
               LOC: SunTrust Bank, N.A.              13,270,000
   6,460,000   Vermont Educational & Health
               Buildings Financing Agency
               Northwestern Project
               Series A
               1.34%, 09/01/31 (A)
               LOC: ABN AMRO Bank N.V.                6,460,000
   7,800,000   Vermont Educational & Health
               Buildings Financing Agency
               Springfield Hospital
               Series A
               1.34%, 09/01/31 (A)
               LOC: ABN AMRO Bank N.V.                7,800,000
                                                 ---------------
                                                     36,653,229
                                                 ---------------

               VIRGINIA  - 1.27%

  15,000,000   Henrico County, EDA
               Residential Care Facility
               Westminster Centerbury
               Series B
               1.33%, 07/01/08 (A)
               LOC: KBC Bank NV                      15,000,000
                                                 ---------------

               WASHINGTON  - 2.66%

   4,500,000   Port Tacoma
               MERLOTS, Series C-01
               1.40%, 12/01/21 (A)(B)
               Insured: AMBAC
               SPA: Wachovia Bank, N.A.               4,500,000

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               WASHINGTON (CONTINUED)

 $ 7,340,000   Washington State
               Series 2095, GO
               1.36%, 01/01/12 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                           $   7,340,000
   4,200,000   Washington State, EDFA
               RMI Investors LLC Project
               Series F, AMT
               1.42%, 08/01/26 (A)
               LOC: Wells Fargo Bank, N.A.            4,200,000
   3,700,000   Washington State, HFC
               Multi-Family Housing Revenue
               Olympic Place Apartments Project
               Series A, AMT
               1.42%, 11/01/36 (A)
               LOC: U.S. Bank, N.A.                   3,700,000
   4,660,000   Washington State, HFC
               Non-Profit Revenue
               Evergreen School Project
               1.32%, 07/01/28 (A)
               LOC: Wells Fargo Bank, N.A.            4,660,000
   3,030,000   Washington State, HFC
               Non-Profit Revenue
               Overlake School Project
               1.32%, 10/01/29 (A)
               LOC: Wells Fargo Bank, N.A.            3,030,000
   4,075,000   Washington State, HFC
               Non-Profit Revenue
               Tacoma Art Museum Project
               1.40%, 06/01/32 (A)
               LOC: Northern Trust Co.                4,075,000
                                                 ---------------
                                                     31,505,000
                                                 ---------------

               WEST VIRGINIA  - 1.01%

  12,000,000   West Virginia State
               Hospital Finance Authority
               Pallotine Health
               Series A-1
               1.35%, 10/01/33 (A)
               LOC: Bank One, N.A.                   12,000,000
                                                 ---------------

               WISCONSIN  - 1.65%

   4,900,000   Milwaukee Redevelopment Authority
               YMCA Metropolitan Milwaukee
               Project
               1.40%, 07/01/34 (A)
               LOC: Marshall & Ilsley Bank            4,900,000
   3,480,000   Wisconsin State
               Series 2076, GO
               1.36%, 05/01/10 (A)(B)
               Insured: FSA
               SPA: Merrill Lynch Capital
               Services                               3,480,000

 PAR VALUE                                              VALUE
 --------                                               ------

               WISCONSIN (CONTINUED)

$  5,000,000   Wisconsin State, HEFA
               Agnesian Healthcare Project
               1.40%, 06/01/33 (A)
               LOC: Marshall & Ilsley Bank        $   5,000,000
   1,800,000   Wisconsin State, HEFA
               Gundersen Lutheran
               Series A
               1.35%, 12/01/15 (A)
               Insured: FSA
               SPA: Dexia Public Finance Bank         1,800,000
   3,250,000   Wisconsin State, HEFA
               Mequon Jewish Project
               1.36%, 07/01/28 (A)
               LOC: Bank One, N.A.                    3,250,000
   1,100,000   Wisconsin State, HEFA
               Wisconsin Lutheran College Project
               1.40%, 06/01/33 (A)
               LOC: U.S. Bank, N.A.                   1,100,000
                                                 ---------------
                                                     19,530,000
                                                 ---------------

               WYOMING  - 0.30%

   3,600,000   Uinta County, PCR
               Chevron USA, Inc. Project
               1.35%, 08/15/20 (A)                    3,600,000
                                                 ---------------
               TOTAL MUNICIPAL SECURITIES          1,172,279,990
                                                 ---------------
               (Cost $1,172,279,990)

  SHARES
  -------

INVESTMENT COMPANY - 0.09%

   1,117,883   Blackrock MuniCash Portfolio
               Institutional Shares
               1.19% (C)                              1,117,883
                                                 ---------------
               TOTAL INVESTMENT COMPANY               1,117,883
                                                 ---------------
               (Cost $1,117,883)

TOTAL INVESTMENTS - 99.18%                        1,173,397,873
                                                 ---------------
(Cost $1,173,397,873)*

NET OTHER ASSETS AND LIABILITIES - 0.82%              9,666,708
                                                 ---------------
NET ASSETS - 100.00%                              $1,183,064,581
                                                 ===============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31, 2004.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)

(B)            Securities exempt from registration pursuant to
               Rule 144A under the Securities Act of 1933, as
               amended. These securities may only be resold to
               qualified institutional buyers in transactions
               exempt from registration. Restricted securities
               are valued at amortized cost, which approximates
               fair market value, in accordance with Rule 2a-7
               under the Investment Company Act of 1940. As of
               August 31, 2004, these securities amounted to
               $166,195,000 or 14.05% of net assets. These
               securities are deemed to be liquid.
(C)            Reflects seven-day yield as of August 31, 2004.
AMBAC          American Municipal Bond Assurance Corp.
AMT            Alternative Minimum Tax. Private activity obligations the
               interest on which is subject to the federal AMT for individuals.
BAN            Bond Anticipation Note
EDA            Economic Development Authority
EDC            Economic Development Corp.
EDFA           Economic Development Finance Authority
EDR            Economic Development Revenue
EFA            Education Facilities Authority
FGIC           Financial Guaranty Insurance Co.
FGIC SPI       FGIC Securities Purchase, Inc.
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance Inc.
GO             General Obligation
GTY AGMT       Guaranty Agreement
HEFA           Health and Educational Facilities Authority
HEFB           Health and Educational Facilities Board
HFA            Housing Finance Authority
HFC            Housing Finance Commission
IDA            Industrial Development Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.
IDR            Industrial Development Revenue
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
MERLOTS        Municipal Exempt Receipts - Liquidity Optional
               Tender
PCR            Pollution Control Revenue
SPA            Stand-by Purchase Agreement
WDA            Water Development Authority
WFA            Water Finance Authority

--------------------------------------------------------------------------------
GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

MUNICIPAL SECURITIES - 102.45%

               CALIFORNIA  - 1.44%

$  3,200,000   Los Angeles Regional Airport
               Improvement Corp., Lease Revenue
               Los Angeles International Airport
               1.30%, 12/01/25 (A)
               LOC: Societe Generale             $    3,200,000
                                                 ---------------

               CONNECTICUT  - 78.37%

   2,925,000   Connecticut State
               Series 1432, GO
               1.33%, 04/01/12 (A)(B)
               Credit Support: FGIC
               LIQ FAC: JPMorgan Chase Bank           2,925,000
   2,000,000   Connecticut State
               Series 1588, GO
               1.33%, 10/15/10 (A)(B)
               Credit Support: FSA
               SPA: Merrill Lynch Capital
               Services                               2,000,000
   3,000,000   Connecticut State
               Series 2223, GO
               1.33%, 12/01/11 (A)(B)
               Credit Support: MBIA
               SPA: Merrill Lynch Capital
               Services                               3,000,000
   8,800,000   Connecticut State Development
               Authority
               Health Care Revenue Corp.
               for Independent Living Project
               Series 1990
               1.33%, 07/01/15 (A)
               LOC: JPMorgan Chase Bank               8,800,000
   6,000,000   Connecticut State Development
               Authority
               Solid Waste, Rand/Whitney
               Project, AMT
               1.36%, 08/01/23 (A)
               LOC: Bank of Montreal                  6,000,000
   2,600,000   Connecticut State Development
               Authority, PCR
               Central Vermont Public Service
               1.15%, 12/01/15 (A)
               LOC: Citizens Bank                     2,600,000
   3,345,000   Connecticut State Special
               Assignment
               Second Injury Fund Revenue
               Series A
               5.50%, 01/01/05
               Insured: AMBAC                         3,390,933
   1,000,000   Connecticut State Special Tax
               Obligation Revenue
               Series 966
               1.33%, 10/01/09 (A)(B)
               Credit Support: FSA
               SPA: Merrill Lynch Capital
               Services                               1,000,000


 PAR VALUE                                              VALUE
 --------                                               ------

               CONNECTICUT (CONTINUED)

$  7,000,000   Connecticut State Special Tax
               Obligation Revenue
               Transportation Infrastructure
               Series 1
               1.32%, 09/01/20 (A)
               Credit Support: FGIC
               SPA: Dexia Credit Local de France  $   7,000,000
   1,000,000   Connecticut State Special Tax
               Obligation Revenue
               Transportation Infrastructure
               Series A
               2.00%, 09/01/04                        1,000,000
   7,045,000   Connecticut State, HEFA
               Covenant Retirement
               Series A
               1.33%, 12/01/29 (A)
               LOC: LaSalle Bank, N.A.                7,045,000
   2,000,000   Connecticut State, HEFA
               Hospital of St. Raphael
               Series K
               1.30%, 07/01/22 (A)
               LOC: KBC Bank N.V.                     2,000,000
   1,900,000   Connecticut State, HEFA
               Hotchkiss School
               Series A
               1.29%, 07/01/30 (A)
               SPA: Northern Trust Co.                1,900,000
   8,000,000   Connecticut State, HEFA
               Middlesex Hospital
               Series K
               1.31%, 07/01/27 (A)
               LOC: Wachovia Bank, N.A.               8,000,000
   9,680,000   Connecticut State, HEFA
               Series 905
               1.33%, 08/12/19 (A)(B)
               Credit Support: FGIC
               SPA: Merrill Lynch Capital
               Services                               9,680,000
   1,500,000   Connecticut State, HEFA
               Summerwood University Park
               Series A
               1.30%, 07/01/30 (A)
               LOC: LaSalle Bank, N.A.                1,500,000
   9,200,000   Connecticut State, HEFA
               Taft School
               Series E
               1.35%, 07/01/30 (A)
               LOC: Wachovia Bank, N.A.               9,200,000
   3,105,000   Connecticut State, HEFA
               United Methodist Home
               Series A
               1.31%, 07/01/31 (A)
               LOC: Wachovia Bank, N.A.               3,105,000

--------------------------------------------------------------------------------
GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               CONNECTICUT (CONTINUED)

$  8,000,000   Connecticut State, HEFA
               University of Hartford
               Series F
               1.32%, 07/01/34 (A)
               LOC: Citizens Bank                 $   8,000,000
   3,000,000   Connecticut State, HEFA
               Yale University
               Series S-2
               1.05%, 09/09/04                        3,000,000
   4,600,000   Connecticut State, HEFA
               Yale University
               Series S-2
               1.06%, 09/09/04                        4,600,000
   3,000,000   Connecticut State, HEFA
               Yale University
               Series T-2
               1.20%, 07/01/29 (A)                    3,000,000
  12,300,000   Connecticut State, HFA
               Housing Mortgage Finance Program
               Series B-3, AMT
               1.33%, 11/15/31 (A)
               Credit Support: AMBAC
               SPA: FHLB                             12,300,000
   7,000,000   Connecticut State, HFA
               Housing Mortgage Finance Program
               Series B-3, AMT
               1.35%, 05/15/33 (A)
               Credit Support: AMBAC
               SPA: FHLB                              7,000,000
  17,130,000   Connecticut State, HFA
               Housing Mortgage Finance Program
               Series F-2, AMT
               1.20%, 12/22/04                       17,130,000
  15,400,000   Farmington, BAN, GO
               1.75%, 04/15/05                       15,456,943
   2,430,000   Meriden, GO
               3.00%, 08/01/05
               Insured: MBIA                          2,461,405
   6,650,000   Milford, BAN
               1.26%, 11/05/04                        6,650,665
   5,000,000   New Haven
               Series 02-A
               1.10%, 09/21/04                        5,000,000
   1,000,000   North Caanan Housing Authority
               Revenue
               Geer Woods Project
               1.31%, 08/01/31 (A)
               LOC: Wachovia Bank, N.A.               1,000,000

 PAR VALUE                                              VALUE
 --------                                               ------

               CONNECTICUT (CONTINUED)

$  8,800,000   South Central Connecticut
               Regional Water Authority
               18th Series
               Series B
               1.33%, 08/01/32 (A)
               Credit Support: MBIA
               SPA: JPMorgan Chase Bank           $   8,800,000
                                                 ---------------
                                                    174,544,946
                                                 ---------------

               FLORIDA  - 2.31%

   1,400,000   Alachua County Health Facilities
               Authority
               Shands Teaching Hospital
               Series A
               1.36%, 12/01/12 (A)
               LOC: SunTrust Bank, N.A.               1,400,000
   2,500,000   Alachua County Health Facilities
               Authority
               Shands Teaching Hospital
               Series A
               1.36%, 12/01/32 (A)
               LOC: SunTrust Bank, N.A.               2,500,000
   1,250,000   Palm Beach County Health
               Facilities Authority
               Bethesda Healthcare System Project
               1.36%, 12/01/31 (A)
               LOC: SunTrust Bank, N.A.               1,250,000
                                                 ---------------
                                                      5,150,000
                                                 ---------------

               GEORGIA  - 0.55%

   1,220,000   Athens-Clarke County
               Unified Government Development
               Authority
               UGA Real Estate Foundation Project
               1.33%, 04/01/31 (A)
               LOC: SunTrust Bank, N.A.               1,220,000
                                                 ---------------

               IDAHO  - 0.94%

   2,085,000   Idaho Housing & Finance
               Association
               Housing Revenue
               Balmoral Apartments Project, AMT
               1.45%, 05/01/32 (A)
               LOC: U.S. Bank, N.A.                   2,085,000
                                                 ---------------

               ILLINOIS  - 2.55%

   2,850,000   Chicago Enterprise Zone
               Gardner-Gibson Project, AMT
               1.42%, 07/01/33 (A)
               LOC: Harris Trust & Savings Bank       2,850,000

--------------------------------------------------------------------------------
GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               ILLINOIS (CONTINUED)

 $ 1,450,000   Morton, IDR
               Morton Welding Co. Inc., Project,
               AMT
               1.45%, 08/01/32 (A)
               LOC: National City Bank            $   1,450,000
   1,380,000   Rockford, IDR
               Ring Can Corp. Project, AMT
               1.41%, 03/01/08 (A)
               LOC: SunTrust Bank, N.A.               1,380,000
                                                 ---------------
                                                      5,680,000
                                                 ---------------

               INDIANA  - 1.01%

   2,250,000   Elkhart, IDR
               Kibbechem Inc. Project, AMT
               1.45%, 06/01/27 (A)
               LOC: National City Bank                2,250,000
                                                 ---------------

               IOWA  - 0.67%

   1,500,000   Iowa Higher Education Loan
               Authority
               Private College Facility
               Loras College
               1.35%, 11/01/32 (A)
               LOC: LaSalle Bank, N.A.                1,500,000
                                                 ---------------

               MICHIGAN  - 1.22%

   1,400,000   Michigan State Strategic Fund,
               Ltd. Obligation Revenue
               Pioneer Laboratories, Inc.
               Project, AMT
               1.40%, 09/01/12 (A)
               LOC: Bank One, N.A.                    1,400,000
   1,325,000   Michigan State University
               Series A
               1.35%, 08/15/32 (A)
               SPA: Dexia Credit Local de France      1,325,000
                                                 ---------------
                                                      2,725,000
                                                 ---------------

               MINNESOTA  - 1.68%

   2,235,000   Minneapolis Multi-Family Revenue
               Driftwood Apartments Project
               Series A, AMT
               1.43%, 10/01/24 (A)
               LOC: U.S. Bank, N.A.                   2,235,000
   1,500,000   Montrose, IDR
               Lyman Lumber Co. Project, AMT
               1.45%, 05/01/26 (A)
               LOC: U.S. Bank, N.A.                   1,500,000
                                                 ---------------
                                                      3,735,000
                                                 ---------------

 PAR VALUE                                              VALUE
 --------                                               ------

               NORTH CAROLINA  - 0.68%

$  1,515,000   Gaston County Industrial
               Facilities
               H & W Systems Corp Project, AMT
               1.34%, 01/01/16 (A)
               LOC: Fifth Third Bank             $    1,515,000
                                                 ---------------

               OREGON  - 2.02%

   4,500,000   Oregon State, EDR
               Special Newsprint Co. Project
               Series 203, AMT
               1.41%, 12/01/26 (A)
               LOC: Toronto-Dominion Bank             4,500,000
                                                 ---------------

               PUERTO RICO  - 6.02%

   8,000,000   Puerto Rico Commonwealth
               Highway & Transportation Authority
               Series A
               1.32%, 07/01/28 (A)
               Credit Support: AMBAC
               SPA: Bank of Nova Scotia               8,000,000
   2,920,000   Puerto Rico Commonwealth
               Series 620, GO
               1.31%, 01/01/13 (A)(B)
               Credit Support: MBIA
               SPA: Merrill Lynch Capital
               Services                               2,920,000
   2,500,000   Puerto Rico Commonwealth
               Seriess 1138R, GO
               1.31%, 01/01/07 (A)(B)
               Credit Support: MBIA
               SPA: Merrill Lynch Capital
               Services                               2,500,000
                                                 ---------------
                                                     13,420,000
                                                 ---------------

               SOUTH CAROLINA  - 0.63%

   1,410,000   South Carolina State Housing
               Finance & Development Authority
               Multi-Family Revenue, Rental
               Housing
               Spring Grove Project, AMT
               1.41%, 12/01/34 (A)
               LOC: SunTrust Bank, N.A.               1,410,000
                                                 ---------------

               WASHINGTON  - 1.35%

   3,000,000   Washington State, HFC
               Multi-Family Housing Revenue
               Arbors on the Park Project, AMT
               1.40%, 10/01/24 (A)
               LOC: GE Capital Corp.                  3,000,000
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               WYOMING  - 1.01%

$  2,250,000   Uinta County, PCR
               Chevron USA, Inc. Project
               1.35%, 08/15/20 (A)                $   2,250,000
                                                 ---------------
               TOTAL MUNICIPAL SECURITIES           228,184,946
                                                 ---------------
               (Cost $228,184,946)

  SHARES
  -------

INVESTMENT COMPANY - 0.43%

     956,262   Blackrock MuniCash Portfolio
               Institutional Shares
               1.19% (C)                                956,262
                                                 ---------------
               TOTAL INVESTMENT COMPANY                 956,262
                                                 ---------------
               (Cost $956,262)

TOTAL INVESTMENTS - 102.88%                         229,141,208
                                                 ---------------
(Cost $229,141,208)*

NET OTHER ASSETS AND LIABILITIES - (2.88)%           (6,408,731)
                                                 ---------------
NET ASSETS - 100.00%                             $  222,732,477
                                                 ===============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31, 2004.
(B)            Securities exempt from registration pursuant to
               Rule 144A under the Securities Act of 1933, as
               amended. These securities may only be resold to
               qualified institutional buyers in transactions
               exempt from registration. Restricted securities
               are valued at amortized cost, which approximates
               fair market value, in accordance with Rule 2a-7
               under the Investment Company Act of 1940. As of
               August 31, 2004, these securities amounted to
               $24,025,000 or 10.79% of net assets. These
               securities are deemed to be liquid.
(C)            Reflects seven-day yield as of August 31, 2004.
AMBAC          American Municipal Bond Assurance Corp.
AMT            Alternative Minimum Tax. Private activity obligations the
               interest on which is subject to the federal AMT for individuals.
BAN            Bond Anticipation Note
EDR            Economic Development Revenue
FGIC           Financial Guaranty Insurance Co.
FHLB           Federal Home Loan Bank
FSA            Financial Security Assurance Inc.
GO             General Obligation
HEFA           Health and Educational Facilities Authority
HFA            Housing Finance Authority
HFC            Housing Finance Commission
IDR            Industrial Development Revenue
LIQ FAC        Liquidity Facility
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
PCR            Pollution Control Revenue

--------------------------------------------------------------------------------
GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004  (UNAUDITED)


 PAR VALUE                                             VALUE
 --------                                              ------

MUNICIPAL SECURITIES - 99.60%

               FLORIDA  - 2.18%

$  4,480,000   Florida Higher Educational
               Facilities
               Financing Authority Revenue
               St. Thomas University Project
               1.36%, 01/01/19 (A)
               LOC: SunTrust Bank, N.A.          $    4,480,000
   2,080,000   Pinellas County, IDA
               Falcon Enterprises, Inc. Project,
               AMT
               1.51%, 11/01/22 (A)
               LOC: SunTrust Bank, N.A.               2,080,000
                                                 ---------------
                                                      6,560,000
                                                 ---------------

               GEORGIA  - 1.67%

   5,000,000   Monroe County Development
               Authority, PCR
               Oglethorpe Power Corp.
               Series B
               1.36%, 01/01/20 (A)
               Insured: AMBAC
               SPA: Morgan Guaranty Trust             5,000,000
                                                 ---------------

               ILLINOIS  - 0.57%

   1,700,000   Chicago, IDR
               Elis Chicago's Finest, Inc., AMT
               1.42%, 11/01/26 (A)
               LOC: LaSalle Bank, N.A.                1,700,000
                                                 ---------------

               INDIANA  - 2.93%

   3,000,000   Bloomington
               Multi-Family Housing Revenue
               Willow Manor Apartments Project,
               AMT
               1.41%, 11/01/32 (A)
               LOC: Fifth Third Bank                  3,000,000
   2,000,000   Evansville, EDR
               B&M Plastics, Inc. Project, AMT
               1.41%, 12/01/17 (A)
               LOC: Fifth Third Bank                  2,000,000
   3,800,000   Vigo County, EDR
               Monninger Corp. Project, AMT
               1.57%, 12/01/17 (A)
               LOC: Wells Fargo Bank, N.A.            3,800,000
                                                 ---------------
                                                      8,800,000
                                                 ---------------

               IOWA  - 0.50%

   1,500,000   Iowa Financing Authority
               Multi-Family Revenue
               The Gables at Johnston Project,
               AMT
               1.40%, 12/01/37 (A)
               LOC: Wachovia Bank, N.A.               1,500,000
                                                 ---------------

 PAR VALUE                                             VALUE
 --------                                              ------

               MASSACHUSETTS  - 85.35%

$  2,900,000   Framingham, BAN, GO
               2.50%, 03/01/05                   $    2,915,111
   9,372,250   Ludlow, BAN, GO
               1.75%, 10/07/04                        9,377,311
   9,995,000   Massachusetts Bay Transportation
               Authority
               Sales Tax Revenue
               MERLOTS, Series B-04
               1.38%, 07/01/21 (A)(B)
               SPA: Wachovia Bank, N.A.               9,995,000
   9,000,000   Massachusetts State
               MERLOTS, Series B-12, GO
               1.38%, 10/01/20 (A)(B)
               Insured: AMBAC
               SPA: Wachovia Bank, N.A.               9,000,000
   6,250,000   Massachusetts State Development
               Finance Agency
               1.10%, 09/07/04                        6,250,000
   1,840,000   Massachusetts State Development
               Finance Agency
               Assumption College
               Series A
               1.31%, 03/01/32 (A)
               LOC: Bank of New York                  1,840,000
   2,070,000   Massachusetts State Development
               Finance Agency
               Assumption College
               Series C
               1.31%, 03/01/32 (A)
               LOC: Bank of New York                  2,070,000
  10,500,000   Massachusetts State Development
               Finance Agency
               Berkshire School Project
               1.31%, 09/01/31 (A)
               LOC: Allied Irish Bank Plc            10,500,000
   7,860,000   Massachusetts State Development
               Finance Agency
               Boston College High School
               1.31%, 08/01/33 (A)
               LOC: Citizens Bank                     7,860,000
   3,950,000   Massachusetts State Development
               Finance Agency
               Cardinal Cushing Center Project
               1.32%, 02/01/33 (A)
               LOC: Bank of New York                  3,950,000
   8,180,000   Massachusetts State Development
               Finance Agency
               Elderhostel, Inc.
               1.32%, 08/01/30 (A)
               LOC: Royal Bank of Scotland            8,180,000
   7,800,000   Massachusetts State Development
               Finance Agency
               Gordon College
               1.31%, 09/01/32 (A)
               LOC: Citizens Bank                     7,800,000

--------------------------------------------------------------------------------
GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)

PAR VALUE                                             VALUE
 --------                                             ------

               MASSACHUSETTS (CONTINUED)

$  2,200,000   Massachusetts State Development
               Finance Agency
               Masonic Nursing Home, Inc.
               1.30%, 07/01/32 (A)
               LOC: Citizens Bank of
               Massachusetts                     $    2,200,000
   1,910,000   Massachusetts State Development
               Finance Agency
               Milton Academy, Series B
               2.00%, 09/01/04                        1,910,000
  10,000,000   Massachusetts State Development
               Finance Agency
               Phillips Acadamy
               1.31%, 09/01/33 (A)
               SPA: Bank of New York                 10,000,000
   5,000,000   Massachusetts State Development
               Finance Agency
               Thayer Academy
               1.32%, 07/01/33 (A)
               LOC: Allied Irish Bank Plc             5,000,000
   6,200,000   Massachusetts State Special
               Obligation
               Dedicated Tax Revenue
               Series 2267
               1.33%, 01/01/12 (A)(B)
               Insured: FGIC
               SPA: Merrill Lynch Capital
               Services                               6,200,000
   6,975,000   Massachusetts State, GO
               (Roaring Fork Municipal Products
               LLC Certificate Class A,
               Series 2003-10)
               1.38%, 11/01/17 (A)(B)
               Insured: MBIA IBC
               SPA: Bank of New York                  6,975,000
   9,000,000   Massachusetts State, HEFA
               Boston University
               Series H
               1.27%, 12/01/29 (A)
               LOC: State Street Bank &Trust Co.      9,000,000
   6,000,000   Massachusetts State, HEFA
               Harvard University
               Series GG-1
               1.30%, 07/01/29 (A)                    6,000,000
   7,695,000   Massachusetts State, HEFA
               MERLOTS, Series A-14
               1.38%, 07/01/32 (A)(B)
               SPA: Wachovia Bank, N.A.               7,695,000
   3,000,000   Massachusetts State, HEFA
               Partners Healthcare System
               Series D-3
               1.33%, 07/01/28 (A)
               SPA: JPMorgan Chase Bank               3,000,000

PAR VALUE                                             VALUE
 --------                                             ------
               MASSACHUSETTS (CONTINUED)

$ 22,660,000   Massachusetts State, HFA
               Housing Revenue
               Series G
               1.32%, 12/01/25 (A)
               SPA: HSBC Bank USA                $   22,660,000
  23,800,000   Massachusetts State, HFA
               Single-Family, AMT
               1.36%, 12/01/30 (A)
               Insured: FSA
               SPA: Dexia Credit Local de France     23,800,000
   5,000,000   Massachusetts State, IFA
               Buckingham Browne Nichols Issue
               1.31%, 05/01/27 (A)
               LOC: State Street Bank                 5,000,000
   9,200,000   Massachusetts State, IFA
               Governor Dummer Academy
               1.31%, 07/01/26 (A)
               LOC: Citizens Bank                     9,200,000
   2,000,000   Massachusetts State, IFA
               KMS Cos., AMT
               1.41%, 05/01/16 (A)
               LOC: Citizens Bank                     2,000,000
   5,000,000   Massachusetts State, WRA
               Series 99
               1.12%, 09/01/04                        5,000,000
   6,400,000   Massachusetts State, WRA
               Series C
               1.34%, 08/01/37 (A)
               Insured: FGIC
               SPA: FGIC SPI                          6,400,000
   4,000,000   Millbury, BAN, GO
               2.25%, 11/22/04                        4,008,881
   2,000,000   Natick, BAN, GO
               2.00%, 04/29/05                        2,007,026
  13,000,000   North Brookfield, BAN, GO
               2.00%, 01/21/05                       13,039,853
   2,420,000   Salem, BAN, GO
               1.50%, 01/13/05                        2,423,300
  13,000,000   Shrewsbury, BAN, GO
               2.00%, 11/24/04                       13,023,730
   5,000,000   Walpole, BAN, GO
               2.00%, 11/04/04                        5,006,518
   4,849,000   Winchester, BAN, GO
               3.00%, 07/01/05                        4,904,057
                                                 ---------------
                                                    256,190,787
                                                 ---------------

               MICHIGAN  - 0.66%

   1,975,000   Michigan State Strategic Fund
               Limited
               Petro Lube Condat, Inc., Project,
               AMT
               1.41%, 10/01/18 (A)
               LOC: Wachovia Bank, N.A.               1,975,000
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)

PAR VALUE                                             VALUE
--------                                             ------

               NEW MEXICO  - 0.33%

$  1,000,000   Santa Fe
               Tierra Contenta Corp. Project
               1.43%, 11/01/08 (A)
               LOC: Wells Fargo Bank, N.A.       $    1,000,000
                                                 ---------------

               PENNSYLVANIA  - 0.77%

   2,300,000   Allegheny County, IDA
               Residential Rental Development
               Series A, AMT
               1.40%, 07/01/26 (A)
               LOC: Wachovia Bank, N.A.               2,300,000
                                                 ---------------

               PUERTO RICO  - 2.00%

   5,995,000   Puerto Rico Commonwealth
               Putters, Series 441, GO
               1.33%, 01/01/09 (A)(B)
               Insured: MBIA
               Credit Support: JPMorgan Chase
               Bank                                   5,995,000
                                                 ---------------

               SOUTH CAROLINA  - 0.83%

   2,500,000   South Carolina Jobs, EDA, EDR
               Rock-Tenn Converting Co. Project,
               AMT
               1.46%, 04/01/32 (A)
               LOC: SunTrust Bank, N.A.               2,500,000
                                                 ---------------

               WASHINGTON  - 1.81%

   5,450,000   Washington State, HFC
               Multi-Family Housing Revenue
               Arbors on the Park Project, AMT
               1.40%, 10/01/24 (A)
               LOC: GE Capital Corp.                  5,450,000
                                                 ---------------
               TOTAL MUNICIPAL SECURITIES           298,970,787
                                                 ---------------
               (Cost $298,970,787)

  SHARES
  -------

INVESTMENT COMPANY - 0.21%

     617,204   Blackrock MuniCash Portfolio
               Institutional Shares
               1.19% (C)                                617,204
                                                 ---------------
               TOTAL INVESTMENT COMPANY                 617,204
                                                 ---------------
               (Cost $617,204)

TOTAL INVESTMENTS - 99.81%                          299,587,991
                                                 ---------------
(Cost $299,587,991)*

NET OTHER ASSETS AND LIABILITIES - 0.19%                580,823
                                                 ---------------
NET ASSETS - 100.00%                             $  300,168,814
                                                 ===============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Variable rate demand notes are payable upon not
               more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31,
               2004.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940. As of August 31, 2004, these securities amounted to
               $45,860,000 or 15.28% of net assets. These securities are deemed to be liquid.
(C)            Reflects seven-day yield as of August 31, 2004.
AMBAC          American Municipal Bond Assurance Corp.
AMT            Alternative Minimum Tax. Private activity obligations the
               interest on which is subject to the federal AMT for individuals.
BAN            Bond Anticipation Note
EDA            Economic Development Authority
EDR            Economic Development Revenue
FGIC           Financial Guaranty Insurance Co.
FGIC SPI       FGIC Securities Purchase, Inc.
FSA            Financial Security Assurance Inc.
GO             General Obligation
HEFA           Health and Educational Facilities Authority
HFA            Housing Finance Agency
HFC            Housing Finance Commission
IDA            Industrial Development Agency
IDR            Industrial Development Revenue
IFA            Industrial Finance Authority
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
MBIA IBC       MBIA Insured Bond Certificate
MERLOTS        Municipal Exempt Receipts - Liquidity Optional
               Tender
PCR            Pollution Control Revenue
SPA            Stand-by Purchase Agreement
WRA            Water Resource Authority

--------------------------------------------------------------------------------
GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

MUNICIPAL SECURITIES - 101.19%

               GEORGIA  - 2.42%

$    900,000   Clayton County Housing Authority
               Multi-Family Housing Revenue
               Forest Club Estates Project
               Series A, AMT
               1.40%, 06/15/36 (A)
               LOC: FHLB                         $      900,000
                                                 ---------------

               ILLINOIS  - 2.55%

     950,000   Chicago Enterprise Zone
               Gardner-Gibson Project, AMT
               1.42%, 07/01/33 (A)
               LOC: Harris Trust & Savings Bank         950,000
                                                 ---------------

               INDIANA  - 1.99%

     740,000   Indiana State Development
               Finance Authority, EDR
               Carr Metal Products Project, AMT
               1.60%, 01/01/09 (A)
               LOC: Bank One, N.A.                      740,000
                                                 ---------------

               LOUISIANA  - 1.68%

     625,000   New Orleans, IDB
               Multi-Family Housing Revenue
               LGD Rental I Project, AMT
               1.40%, 09/01/38 (A)
               LOC: Wachovia Bank, N.A.                 625,000
                                                 ---------------

               MINNESOTA  - 1.61%

     600,000   Mankato
               Bethany Lutheran College
               Series B
               1.40%, 11/01/15 (A)
               LOC: Wells Fargo Bank, N.A.              600,000
                                                 ---------------

               NEW YORK  - 83.69%

   1,000,000   Chemung County, IDA
               Hathorn Redevelopment Co., Project
               Series B, AMT
               1.32%, 07/01/33 (A)
               LOC: Bank of New York                  1,000,000
   1,500,000   Dutchess County, IDA
               Civic Facility Revenue
               Trinity-Pawling School Corp.
               1.30%, 10/01/32 (A)
               LOC: Allied Irish Bank Plc             1,500,000

 PAR VALUE                                                VALUE
 --------                                               ------

               NEW YORK (CONTINUED)

 $ 1,000,000   Huntington, GO
               2.50%, 01/15/05
               Insured: FSA                       $   1,004,613
   1,100,000   Jay Street Development Corp.
               NYC Jay Street Project
               Series A-4
               1.33%, 05/01/22 (A)
               LOC: Depfa Bank Plc                    1,100,000
     111,845   Liberty Central School District
               Deficit Financing, GO
               4.13%, 10/15/04
               Insured: FGIC                            112,249
   1,000,000   Metropolitan Transportation
               Authority
               Dedicated Tax Fund
               Series 2014
               1.35%, 05/15/08 (A)(B)
               Insured: FGIC
               SPA: Merrill Lynch Capital
               Services                               1,000,000
   1,000,000   Metropolitan Transportation
               Authority
               MERLOTS, Series B-16
               1.37%, 11/15/27 (A)(B)
               SPA: Wachovia Bank, N.A.               1,000,000
   1,000,000   New York
               MERLOTS, Series C-09, GO
               1.37%, 08/01/16 (A)(B)
               Insured: MBIA IBC
               SPA: Wachovia Bank, N.A.               1,000,000
     400,000   New York
               Series A-6, GO
               1.30%, 11/01/26 (A)
               Insured: FSA
               SPA: Dexia Credit Local de France        400,000
     810,000   New York & New Jersey Port
               Authority
               120th Series, AMT
               5.00%, 12/15/04
               Insured: AMBAC                           818,887
     150,000   New York & New Jersey Port
               Authority
               127th Series, AMT
               4.50%, 10/15/04
               Insured: MBIA                            150,599
     500,000   New York & New Jersey Port
               Authority
               Series 870, AMT
               1.37%, 06/15/10 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                                 500,000
     980,000   New York City Municipal WFA
               Water & Sewer System Revenue
               Series 2114
               1.34%, 12/15/11 (A)(B)
               SPA: Merrill Lynch Capital
               Services                                 980,000
     400,000   New York City Transitional
               Finance Authority
               Future Tax Secured
               Series C
               1.36%, 05/01/28 (A)
               SPA: Bayerische Landesbank               400,000

--------------------------------------------------------------------------------
GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               NEW YORK (CONTINUED)

 $ 1,000,000   New York City, HDC
               Multi-Family Rental Housing
               Revenue
               Brittany Development
               Series A, AMT
               1.35%, 06/15/29 (A)
               Insured: FNMA                      $   1,000,000
   1,000,000   New York City, HDC
               Multi-Family Rental Housing
               Revenue
               Lyric Development
               Series A, AMT
               1.35%, 11/15/31 (A)
               Insured/Credit Support: FNMA           1,000,000
     650,000   New York City, HDC
               Multi-Family Revenue
               Atlantic Court Apartments
               Series A, AMT
               1.37%, 12/01/36 (A)
               LOC: HSBC Bank                           650,000
   1,000,000   New York City, HDC
               Multi-Family Revenue
               Series A, AMT
               1.36%, 12/01/36 (A)
               LOC: Landesbank Baden-Wuerttemberg     1,000,000
   1,792,000   New York City, IDA
               Abigail Press Inc. Project, AMT
               1.38%, 12/01/18 (A)
               LOC: JPMorgan Chase Bank               1,792,000
   1,000,000   New York City, IDA
               Civic Facility Revenue
               Allen-Stevenson School
               1.30%, 12/01/34 (A)
               LOC: Allied Irish Bank Plc             1,000,000
   1,000,000   New York State Dormitory
               Authority Revenue
               Columbia University
               Series A-2
               1.60%, 06/08/05                        1,000,000
     200,000   New York State Dormitory
               Authority Revenue
               School Districts Financing Program
               Series D
               4.00%, 10/01/04
               Insured: MBIA                            200,479
   1,500,000   New York State Environmental
               Facilities
               Series 87-A
               1.32%, 09/07/04                        1,500,000
   1,000,000   New York State Thurway Authority
               Highway & Bridge Trust Fund
               Series A
               5.10%, 04/01/05
               Insured: MBIA                          1,020,705

 PAR VALUE                                              VALUE
 --------                                               ------

               NEW YORK (CONTINUED)

$  1,500,000   New York State Thurway Authority
               Series CP-2
               1.15%, 09/23/04
               SPA: Landesbank Hessen-Thuringen
               Girozentrale                       $   1,500,000
     400,000   New York State, GO
               6.00%, 03/01/05
               Insured: AMBAC                           409,559
     600,000   New York State, HFA
               240 E 39th Street Housing, AMT
               1.36%, 05/15/30 (A)
               Insured: FNMA                            600,000
     700,000   New York State, HFA
               70 Battery Place
               Series A, AMT
               1.35%, 05/15/29 (A)
               Insured/Credit Support: FNMA             700,000
   1,300,000   New York State, HFA
               Multi-Family Housing
               Series A, AMT
               1.35%, 11/01/29 (A)
               Insured/Credit Support: FHLMC          1,300,000
     500,000   New York State, HFA
               Parkledge Apartments Housing
               Series A, AMT
               1.35%, 11/01/35 (A)
               Insured/Credit Support: FHLMC            500,000
   1,300,000   New York State, HFA
               Worth Street
               Series B
               1.37%, 05/15/33 (A)
               Insured/Credit Support: FNMA           1,300,000
   1,000,000   Syracuse, RAN
               Series A, GO
               2.10%, 10/29/04
               LOC: Bank of New York                  1,001,372
   1,000,000   Tompkins County, IDA
               Care Community Kendal at Ithaca
               1.27%, 06/01/25 (A)
               LOC: Wachovia Bank, N.A.               1,000,000
     500,000   Westchester County
               Series A, GO
               6.70%, 02/01/05                          511,037
   1,200,000   Westchester County, IDA
               Levister Redevelopment Co. LLC,
               AMT
               1.32%, 08/01/33 (A)
               LOC: Bank of New York                  1,200,000
                                                 ---------------
                                                     31,151,500
                                                 ---------------

--------------------------------------------------------------------------------
GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004  (UNAUDITED)



 PAR VALUE                                              VALUE
 --------                                               ------

               OREGON  - 0.54%

$    200,000   Oregon State, EDR
               Special Newsprint Project
               Series 197, AMT
               1.41%, 12/01/25 (A)
               LOC: Toronto Dominion Bank         $     200,000
                                                 ---------------

               PUERTO RICO  - 4.03%

   1,500,000   Puerto Rico Commonwealth
               Putters, Series 441, GO
               1.33%, 01/01/09 (A)(B)
               LOC: MBIA
               Credit Support:
               JPMorgan Chase Bank                    1,500,000
                                                 ---------------

               WASHINGTON  - 2.68%

   1,000,000   Washington State, HFC
               Multi-Family Revenue
               Auburn Meadows Project
               Series A, AMT
               1.43%, 07/01/36 (A)
               LOC: Wells Fargo Bank, N.A.            1,000,000
                                                 ---------------
               TOTAL MUNICIPAL SECURITIES            37,666,500
                                                 ---------------
               (Cost $37,666,500)

TOTAL INVESTMENTS - 101.19%                          37,666,500
                                                 ---------------
(Cost $37,666,500)*

NET OTHER ASSETS AND LIABILITIES - (1.19)%             (442,881)
                                                 ---------------
NET ASSETS - 100.00%                              $  37,223,619
                                                 ===============


 -------------------------------------------
*              Aggregate cost for federal tax purposes.
(A)            Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31, 2004.
(B)            Securities exempt from registration pursuant to
               Rule 144A under the Securities Act of 1933, as
               amended. These securities may only be resold to
               qualified institutional buyers in transactions
               exempt from registration. Restricted securities
               are valued at amortized cost, which approximates
               fair market value, in accordance with Rule 2a-7
               under the Investment Company Act of 1940. As of
               August 31, 2004, these securities amounted to
               $5,980,000 or 16.07% of net assets. These
               securities are deemed to be liquid.
AMBAC          American Municipal Bond Assurance Corp.
AMT            Alternative Minimum Tax.  Private activity
               obligations the interest on which is subject to
               the federal AMT for individuals.
EDR            Economic Development Revenue
FGIC           Financial Guaranty Insurance Co.
FHLB           Federal Home Loan Bank
FHLMC          Federal Home Loan Mortgage Corporation
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GALAXY FUND

By (Signature and Title)* /S/ GLEN P. MARTIN
                         -------------------------------------------------------
                         Glen P. Martin, President
                         (principal executive officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ GLEN P. MARTIN
                         -------------------------------------------------------
                         Glen P. Martin, President
                         (principal executive officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                          J. Kevin Connaughton, Treasurer
                          (principal financial officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.